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                              KEMPER EQUITY FUNDS
                            SUPPLEMENT TO PROSPECTUS

                             DATED OCTOBER 16, 1995


                                 CLASS I SHARES

                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                            Kemper Value+Growth Fund

Kemper Blue Chip Fund (the "Blue Chip Fund"), Kemper Growth Fund (the "Growth Fund"), Kemper Small Capitalization Equity Fund (the "Small Cap Fund"), Kemper Technology Fund (the "Technology Fund"), Kemper Total Return Fund (the "Total Return Fund") and Kemper Value+Growth Fund (the "Value+Growth" Fund) (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Kemper Financial Services, Inc. ("KFS") and its affiliates; and (b) the following investment advisory clients of KFS and its investment advisory affiliates (including Kemper Asset Management Company ("KAMCO") and Dreman Value Advisors, Inc. ("DVA")) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds.
Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES  (APPLICABLE TO ALL FUNDS)                                                   CLASS I
Maximum Sales Charge on Purchases
  (as a percentage of offering price) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Maximum Sales Charge on Reinvested Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
Deferred Sales Charge (as a percentage of redemption proceeds)  . . . . . . . . . . . . . . . . . . . . . . . None

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 ANNUAL FUND
 OPERATING EXPENSES

 (as a percentage of average net assets and         BLUE                   SMALL                       TOTAL      VALUE+
  after temporary fee reduction                     CHIP       GROWTH      CAP        TECHNOLOGY       RETURN     GROWTH
  for Value+Growth Fund)                            FUND       FUND        FUND       FUND             FUND       FUND
                                                    ----       ------      -----      ----------       ----       ------

 Management Fees (restated) . . . .                  .58%       .54%        .65%          .56%          .54%       .60%
 12b-1 Fees . . . . . . . . . . . .                 None       None        None          None          None       None
 Other Expenses (estimated) . . . .                  .07%       .06%        .04%          .05%          .05%       .15%
                                                    ----       ----        ----          ----          -----      -----
 Total Operating Expenses . . . . .                  .65%       .60%        .69%          .61%          .61%       .75%
                                                    ====       ====        ====          ====          =====      =====

 Example                                    Fund                     1 YEAR       3 YEARS      5 YEARS      10 YEARS
 -------                                    ----                     ------       -------      -------      --------
 You would pay the following                Blue Chip                $7           $21          $36          $81
 expenses on a $1,000 investment,           Growth                   $6           $19          $33          $75
 assuming (1) 5% annual return and (2)      Small Cap                $7           $22          $38          $86
 redemption at the end of each time         Technology               $6           $20          $34          $76
 period:                                    Total Return             $6           $19          $33          $75
                                            Value+Growth             $8           $24           __           __

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly.

As discussed in the prospectus under "Investment Manager and Underwriter," effective May 31, 1994, the investment management fee for the Blue Chip, Growth Technology and Total Return Funds changed. "Management Fees" have been restated based upon the new management fee. The base management fee for the Small Cap Fund is .65% and is subject to a maximum upward or downward performance adjustment of .30 of 1%. The Value+Growth Fund commenced the public offering of its shares on __________, 1995, thus estimated expenses are shown for only the one and three year periods. KFS has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses for the Value+Growth Fund as described in the prospectus. Without this waiver, "Management Fees" would be .72% and estimated "Total Operating Expenses" would be 87%. See "Investment Manager and Underwriter" in the prospectus.

"Other Expenses" for Class I shares, which were not available for purchase prior to May 31, 1994, have been estimated for the current fiscal year.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares since no Class I shares of any Fund had been issued as of the end of a Fund's fiscal year.





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SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Market Fund - Money Market Portfolio if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features - Class A Shares - Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Market Fund - Money Market Portfolio who have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the shares relative net asset values. Exchanges are subject to the limitations set forth in the prospectus under "Special Features - Exchange Privilege - General."



October 16, 1995



KEF-1I  (10/95)






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